INTEREST AND OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST AND OTHER RECEIVABLES
Other receivables	$ 66	$ 425	$ 60
Interest receivable	42	82	112
Total interest and other receivables	$ 108	$ 507	$ 172